Property and Equipment Net	12 Months Ended
Dec. 31, 2021
Property and Equipment Net
Note 6 - Property and equipment, net

Note 6 - Property and equipment, net

Property and equipment consisted of the following as of the date indicated:

	December 31, 2021	December 31, 2020
Office equipment and furniture	$23,835	$23,198
Leasehold improvements	$-	$11,932
Less: accumulated depreciation	$(18,586)	$(20,147)
Plant and equipment, net	$5,249	$14,983

Depreciation expenses were $3,285, $8,640 and $5,445 for the years ended December 31, 2021, 2020 and 2019, respectively.